Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) (Parenthetical)	Dec. 31, 2022 $ / shares
Minimum [Member]
Warrant exercise price	$ 0.06
Conversion price per share	0.0253
Maximum [Member]
Warrant exercise price	0.08
Conversion price per share	$ 0.06430